UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/99

Check here if Amendment [x]; Amendment Number: 1
   This Amendment (Check only one.):           [x] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Holland Capital Management, LP
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan Chamberlain
Title: CCO
Phone: 312-553-4830

Signature, Place, and Date of Signing:

    /s/Susan Chamberlain                  Chicago, IL                  05/03/05
         [Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

        28-
        [Repeat as necessary.]

SEC13F.LNS                 HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/99
                         RUN DATE: 05/31/05  4:48 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   68

FORM 13F INFORMATION TABLE VALUE TOTAL:   $379,402
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 1
RUN DATE: 05/31/05  4:48 P.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/99

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100     1946    53600 SH       SOLE                      0        0     53600
AES CORP                       COM              00130H105     5743   153650 SH       SOLE                      0        0    153650
AFFILIATED COMPUTER SVCS INC C COM              008190100     3777   164200 SH       SOLE                      0        0    164200
AMERICAN HOME PRODS CORP       COM              026609107     2057    52416 SH       SOLE                      0        0     52416
AMERICAN INTL GROUP INC        COM              026874107    10287   142711 SH       SOLE                      0        0    142711
AMERICAN MGMT SYS INC COM      COM              027352103     1753    55875 SH       SOLE                      0        0     55875
AT & T CORP.                   COM              001957109     9855   193949 SH       SOLE                      0        0    193949
AUTOMATIC DATA PROCESSING      COM              053015103     8076   149900 SH       SOLE                      0        0    149900
BANK ONE CORP                  COM              06423A103     1804    56363 SH       SOLE                      0        0     56363
BP PLC ADR                     COM              055622104     3820    64410 SH       SOLE                      0        0     64410
CARNIVAL CRUISE LINE INC CL A  COM              143658102     6286   131480 SH       SOLE                      0        0    131480
CENTURYTEL INC COM             COM              156700106     4128    87125 SH       SOLE                      0        0     87125
CISCO SYS INC                  COM              17275R102    16971   316850 SH       SOLE                      0        0    316850
CITIGROUP INC.                 COM              172967101     9003   215550 SH       SOLE                      0        0    215550
CLOROX CO                      COM              189054109     5739   113925 SH       SOLE                      0        0    113925
COCA COLA CO                   COM              191216100     4800    82402 SH       SOLE                      0        0     82402
COLGATE PALMOLIVE CO           COM              194162103     4804    73900 SH       SOLE                      0        0     73900
CONCORD EFS INC COM            COM              206197105     2706   210158 SH       SOLE                      0        0    210158
COSTCO WHOLESALE CORP          COM              22160K105     5543   121500 SH       SOLE                      0        0    121500
CVS CORP COM                   COM              126650100     3024    75825 SH       SOLE                      0        0     75825
E M C CORP MASS                COM              268648102    11854   216998 SH       SOLE                      0        0    216998
ELAN PLC ADR                   COM              284131208     2928    99255 SH       SOLE                      0        0     99255
ENRON CORP                     COM              293561106     5908   133140 SH       SOLE                      0        0    133140
EXXON CORPORATION              COM              30231G102     3827    95012 SH       SOLE                      0        0     95012
FANNIE MAE                     COM              313586109     3390    54300 SH       SOLE                      0        0     54300
FEDERAL SIGNAL CORP            COM              313855108     2708   168602 SH       SOLE                      0        0    168602
FREDDIE MAC                    COM              313400301     4983   105871 SH       SOLE                      0        0    105871
GENERAL ELEC CO                COM              369604103    19711   382125 SH       SOLE                      0        0    382125
GILLETTE CO COM                COM              375766102     3231    78450 SH       SOLE                      0        0     78450
GRAINGER, W W INC              COM              384802104     4462    93320 SH       SOLE                      0        0     93320
GUIDANT CORP COM               COM              401698105     2213    47075 SH       SOLE                      0        0     47075
HEWLETT PACKARD CO             COM              428236103     6472   113800 SH       SOLE                      0        0    113800
HOME DEPOT INC                 COM              437076102     6411    93246 SH       SOLE                      0        0     93246
I B M                          COM              459200101     4724    43787 SH       SOLE                      0        0     43787
INTEL CORP                     COM              458140100     9010   218924 SH       SOLE                      0        0    218924
JACOBS ENGR GROUP INC COM      COM              469814107     2633   162050 SH       SOLE                      0        0    162050
JOHNSON & JOHNSON              COM              478160104     7642   163906 SH       SOLE                      0        0    163906
LILLY, ELI AND COMPANY         COM              532457108     3495    52550 SH       SOLE                      0        0     52550
LINEAR TECHNOLOGY CORP COM     COM              535678106     3771   105400 SH       SOLE                      0        0    105400
LOWES CO                       COM              548661107     3359   112428 SH       SOLE                      0        0    112428
LUCENT TECHNOLOGIES INC COM    COM              549463107    12159   162115 SH       SOLE                      0        0    162115
MAGNA INTL INC CL A            COM              559222401     1314    31001 SH       SOLE                      0        0     31001
MBIA INC                       COM              55262C100     3682   104577 SH       SOLE                      0        0    104577
MCI WORLDCOM INC COM           COM              55268B106    13500   254412 SH       SOLE                      0        0    254412
MEDTRONIC INC                  COM              585055106     5017   137700 SH       SOLE                      0        0    137700
MELLON FINL CORP               COM              58551A108     3734   109625 SH       SOLE                      0        0    109625
MERCK & CO INC                 COM              589331107     6826   101603 SH       SOLE                      0        0    101603
MGIC INVT CORP WIS COM         COM              552848103     4142    68825 SH       SOLE                      0        0     68825
MICROSOFT CORP                 COM              594918104    20770   355804 SH       SOLE                      0        0    355804
NORTHERN TRUST CORP            COM              665859104     5027    94850 SH       SOLE                      0        0     94850
ORACLE CORP COM                COM              68389X105     3872   138200 SH       SOLE                      0        0    138200

PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 2
RUN DATE: 05/31/05  4:48 P.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/99

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PEPSICO INC                    COM              713448108     4664   132301 SH       SOLE                      0        0    132301
PFIZER INC                     COM              717081103     5607   172863 SH       SOLE                      0        0    172863
PHARMACIA & UPJOHN, Inc. COM   COM              716941109     2754    61190 SH       SOLE                      0        0     61190
PROCTER & GAMBLE COMPANY       COM              742718109     6212   113400 SH       SOLE                      0        0    113400
ROYAL DUTCH PETRO-NY SHARES    COM              780257804     1996    32950 SH       SOLE                      0        0     32950
SAFEWAY INC COM NEW            COM              786514208     4033   112801 SH       SOLE                      0        0    112801
SCHERING PLOUGH CORP           COM              806605101     5118   120771 SH       SOLE                      0        0    120771
SCHLUMBERGER                   COM              806857108     3673    65444 SH       SOLE                      0        0     65444
TRANSOCEAN SEDCO FOREX INC     COM              G90078109      427    12669 SH       SOLE                      0        0     12669
TYCO INTL LTD NEW COM          COM              902124106     2708    69425 SH       SOLE                      0        0     69425
VALSPAR CORP                   COM              920355104     3153    75300 SH       SOLE                      0        0     75300
WAL MART STORES INC            COM              931142103    10099   146100 SH       SOLE                      0        0    146100
WALGREEN COMPANY               COM              931422109     5024   171750 SH       SOLE                      0        0    171750
WARNER LAMBERT CO              COM              934488107     6686    81600 SH       SOLE                      0        0     81600
WASHINGTON MUT INC COM         COM              939322103     3195   185213 SH       SOLE                      0        0    185213
WELLS FARGO NEW                COM              949746101     6303   155875 SH       SOLE                      0        0    155875
WHITMAN CORP NEW COM           COM              96647R107     2853   212300 SH       SOLE                      0        0    212300

     LINE COUNT: 68